Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

6. Income Taxes

The income tax benefits are as follows:

	Years ended December 31,
	2014	2013
Current	$18	$–
Total income tax benefit	$18	$–

The applicable U.S. statutory federal income tax rate was 34.00% for the year ended December 31, 2014. The applicable German statutory federal income tax rate was 29.13% for the year ended December 31, 2013 and December 31, 2014. The principal differences between income taxes computed at the U.S. statutory tax rate for the year ended December 31, 2014 and at the German statutory tax rate for the year ended December 31, 2013 and the respective effective tax rate are as follows:

	Years ended December 31,
	2014	2013
Income tax expense (benefit) at the statutory federal income tax rate	$(3,348,994)	$19,280
Decrease in allowances on deferred tax assets	$(4,811,972)	$(37,210)
Differences local / Group tax rate	420,337	–
Nondeductible expenses	438,797	17,930
Correction of net operating loss carryforwards	7,307,952	–
Other	(6,102)	–
Total income tax expense (benefit)	$18	$–

The components of deferred tax assets and liabilities related to net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income taxes purposes were as follows:

	December 31,
	2014	2013
Deferred tax assets
Net operating loss carryforwards	$9,951,666	$16,859,179
Deferred revenue	–	138,378
Equity issuance cost	–	102,935
Bank loan	12,653	23,014
Intercompany Loan Australia	1,129	–

Total deferred tax assets	9,965,448	17,123,506

Valuation allowance	9,916,553	17,053,767

Net deferred tax assets	48,895	69,739
Deferred tax liabilities
Useful life adjustment fixed assets	30,646	54,303
Adjustment accruals	8,811	15,436
Prepaid expenses	9,438	–

Total deferred tax liabilities	48,895	69,739

Net deferred tax asset/(liability)	$–	$–

The decrease in the valuation allowance of deferred tax assets is influenced by a foreign currency effect.

As of December 31, 2014 and 2013, the Company had net operating loss carryforwards on German corporate income tax of $34,168,814 and $57,795,357, respectively, and on trade tax of $34,168,814 and $56,420,412, respectively. The operating loss carryforwards generated are subject to restrictions under German tax law. These regulations may limit the future use of operating loss carryforwards if there is a change in ownership. As a result of the Acquisition, the Company has lost $22,915,150 of the unused German corporate income tax loss carryforwards and $21,582,596 of the unused German corporate trade tax loss carryforwards existing or realized at the time of the Acquisition.

Management of the Company has evaluated the evidence bearing upon the realizability of its deferred tax assets, including the Company’s history of operating losses, and has concluded that it is more likely than not that the Company may not realize the benefit of its deferred tax assets. Accordingly, the deferred tax assets have been fully reserved to the extent not offset by deferred tax liabilities at December 31, 2014 and 2013. The valuation allowance decreased by $7,137,214 during the year ended December 31, 2014 primarily as a result of the forfeiture of the net operating loss carryforwards. As there are currently no significant uncertain tax positions, no liability for unrecognized tax positions have been recognized. The Company files tax returns in the U.S., Germany and Australia. In Germany the Company is generally no longer subject to tax examinations for years prior to 2013.

Tax field audit

On July 11, 2014, a tax field audit for the years 2010 to 2012 in accordance with §193 paragraph 1 AO under German law was announced by the tax office Freising. The tax field audit took place in July 2014. The results of the audit lead to a reduction of the Company’s net operating loss carryforwards on German corporate income tax by a total of $619,820 and a reduction of the Company´s net operating loss carryforwards on German corporate trade tax by a total of $644,795 for the years under the tax audit.